Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 874	€ 881	€ 1,385
Adjustments for prior years	(145)	(23)	277
Total current tax expense (benefit)	729	858	1,662
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	(113)	(276)	(378)
Effect of changes in tax law and/or tax rate	1,437	(3)	140
Adjustments for prior years	(90)	(33)	(749)
Total deferred tax expense (benefit)	1,234	(312)	(987)
Total income tax expense (benefit)	€ 1,963	€ 546	€ 675